American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
April 30, 2023

Strategic Allocation: Moderate - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 46.5%
American Century Diversified Corporate Bond ETF	541,178	25,153,953
American Century Emerging Markets Bond ETF	231,939	8,807,884
American Century Focused Dynamic Growth ETF(2)	330,778	19,178,872
American Century Focused Large Cap Value ETF	424,129	25,356,213
American Century Multisector Income ETF	833,121	36,501,614
American Century Quality Diversified International ETF	703,265	31,308,795
American Century Short Duration Strategic Income ETF	89,869	4,607,682
American Century STOXX U.S. Quality Growth ETF	448,799	28,705,184
American Century STOXX U.S. Quality Value ETF	862,004	41,293,698
Avantis Emerging Markets Equity ETF	589,411	31,109,113
Avantis International Equity ETF(3)	530,784	31,040,248
Avantis International Small Cap Value ETF	131,384	7,842,311
Avantis U.S. Equity ETF	597,395	42,528,550
Avantis U.S. Small Cap Value ETF	116,829	8,519,171
TOTAL AFFILIATED FUNDS (Cost $303,533,972)		341,953,288
COMMON STOCKS — 26.3%
Aerospace and Defense — 0.5%
Airbus SE	3,582	501,604
CAE, Inc.(2)	16,859	379,401
Curtiss-Wright Corp.	3,737	634,655
HEICO Corp.	3,326	560,897
Hensoldt AG	2,252	84,461
Huntington Ingalls Industries, Inc.	2,541	512,418
Lockheed Martin Corp.	1,119	519,719
Mercury Systems, Inc.(2)	1,701	81,087
QinetiQ Group PLC	8,291	38,740
		3,312,982
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	713	53,626
Cia de Distribucion Integral Logista Holdings SA	3,008	81,688
GXO Logistics, Inc.(2)	1,225	65,084
United Parcel Service, Inc., Class B	2,081	374,184
		574,582
Automobile Components — 0.5%
Aptiv PLC(2)	9,880	1,016,257
BorgWarner, Inc.	11,948	575,057
CIE Automotive SA	2,528	76,231
Cie Generale des Etablissements Michelin SCA	9,353	297,871
Continental AG	8,887	623,576
Fox Factory Holding Corp.(2)	871	96,568
Gentherm, Inc.(2)	862	51,418
Hyundai Mobis Co. Ltd.	3,011	490,372
Linamar Corp.	10,476	497,955
Nifco, Inc.	3,100	89,157
Stanley Electric Co. Ltd.	2,200	49,627
		3,864,089
Automobiles — 0.4%
Bayerische Motoren Werke AG	6,909	774,391
Ferrari NV	2,154	600,209

Mercedes-Benz Group AG	13,665	1,065,679
Tesla, Inc.(2)	2,098	344,722
		2,785,001
Banks — 1.1%
AIB Group PLC	23,445	100,827
Banco Bradesco SA	259,563	641,128
Banco do Brasil SA	58,200	498,827
Bank Central Asia Tbk PT	1,151,700	712,731
Bank of America Corp.	13,874	406,231
Barclays PLC	324,271	653,215
BNP Paribas SA	7,624	492,613
BPER Banca	23,743	66,687
Capitol Federal Financial, Inc.	17,634	109,331
Comerica, Inc.	455	19,733
Commerce Bancshares, Inc.	897	50,097
First Hawaiian, Inc.	21,543	411,687
Fukuoka Financial Group, Inc.	3,200	60,272
HDFC Bank Ltd., ADR	8,586	599,303
HSBC Holdings PLC	88,800	637,012
JPMorgan Chase & Co.	4,786	661,617
Jyske Bank A/S(2)	1,583	115,739
Prosperity Bancshares, Inc.	6,299	394,443
Regions Financial Corp.	11,150	203,599
Standard Chartered PLC (London)	44,463	352,286
Truist Financial Corp.	14,457	471,009
U.S. Bancorp	7,754	265,807
UniCredit SpA	4,625	91,647
Westamerica Bancorporation	2,932	118,775
		8,134,616
Beverages — 0.2%
Celsius Holdings, Inc.(2)	7,128	681,223
Duckhorn Portfolio, Inc.(2)	5,680	85,768
MGP Ingredients, Inc.	1,075	106,081
PepsiCo, Inc.	4,102	783,031
		1,656,103
Biotechnology — 0.7%
AbbVie, Inc.	3,387	511,843
ADMA Biologics, Inc.(2)	6,218	20,830
Amgen, Inc.	1,242	297,757
Apellis Pharmaceuticals, Inc.(2)(3)	945	78,841
Arcus Biosciences, Inc.(2)	643	11,478
Arcutis Biotherapeutics, Inc.(2)	2,052	28,400
Biohaven Ltd.(2)	1,811	23,688
Blueprint Medicines Corp.(2)	847	43,239
Celldex Therapeutics, Inc.(2)	656	20,625
Centessa Pharmaceuticals PLC, ADR(2)(3)	3,114	14,698
Cerevel Therapeutics Holdings, Inc.(2)(3)	1,088	31,596
CSL Ltd.	3,374	673,574
Cytokinetics, Inc.(2)	17,559	656,707
Halozyme Therapeutics, Inc.(2)	1,731	55,617
Insmed, Inc.(2)	2,321	45,259
Intellia Therapeutics, Inc.(2)	506	19,101
IVERIC bio, Inc.(2)	11,372	374,025
Karuna Therapeutics, Inc.(2)	354	70,248
Keros Therapeutics, Inc.(2)	457	20,270

Kymera Therapeutics, Inc.(2)	425	13,405
Madrigal Pharmaceuticals, Inc.(2)	121	37,752
Mineralys Therapeutics, Inc.(2)	1,665	22,394
Natera, Inc.(2)	1,761	89,318
Neurocrine Biosciences, Inc.(2)	6,099	616,243
Prometheus Biosciences, Inc.(2)	399	77,386
Relay Therapeutics, Inc.(2)	954	10,847
Sarepta Therapeutics, Inc.(2)	6,663	818,017
Vertex Pharmaceuticals, Inc.(2)	533	181,609
Vitrolife AB	2,683	60,407
		4,925,174
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.(2)	43,200	456,781
Amazon.com, Inc.(2)	8,912	939,770
B&M European Value Retail SA	11,348	68,507
Etsy, Inc.(2)	1,432	144,675
Isetan Mitsukoshi Holdings Ltd.(3)	6,700	73,973
JD.com, Inc., Class A	16,128	287,850
Ollie's Bargain Outlet Holdings, Inc.(2)	1,300	84,825
		2,056,381
Building Products — 0.4%
AZEK Co., Inc.(2)	3,394	92,113
Cie de Saint-Gobain	16,627	962,615
JELD-WEN Holding, Inc.(2)	5,897	75,364
Johnson Controls International PLC	7,800	466,752
Masco Corp.	3,964	212,114
Trane Technologies PLC	4,384	814,591
Trex Co., Inc.(2)	1,234	67,450
		2,690,999
Capital Markets — 1.0%
Ameriprise Financial, Inc.	1,314	400,928
Ares Management Corp., Class A	7,584	664,283
Avanza Bank Holding AB(3)	1,770	37,661
Bank of New York Mellon Corp.	18,899	804,908
BlackRock, Inc.	504	338,285
Charles Schwab Corp.	5,970	311,873
Hamilton Lane, Inc., Class A	1,268	93,426
Intercontinental Exchange, Inc.	2,050	223,307
Intermediate Capital Group PLC	2,476	40,656
London Stock Exchange Group PLC	6,019	631,954
LPL Financial Holdings, Inc.	1,927	402,435
M&A Capital Partners Co. Ltd.(2)	1,200	33,900
Man Group PLC	21,201	60,634
Morgan Stanley	8,407	756,378
MSCI, Inc.	1,443	696,175
Northern Trust Corp.	12,164	950,738
S&P Global, Inc.	711	257,794
T. Rowe Price Group, Inc.	5,088	571,535
		7,276,870
Chemicals — 0.6%
Air Liquide SA	3,376	607,310
Air Products & Chemicals, Inc.	866	254,916
Akzo Nobel NV	6,203	514,590
Avient Corp.	10,489	403,931
Axalta Coating Systems Ltd.(2)	7,109	224,431

Diversey Holdings Ltd.(2)	10,168	82,666
DSM-Firmenich AG(2)	4,901	641,353
Ecolab, Inc.	1,165	195,534
Element Solutions, Inc.	27,035	490,685
Linde PLC	1,776	656,143
Perimeter Solutions SA(2)	6,330	47,348
Sika AG	1,408	388,922
Tokyo Ohka Kogyo Co. Ltd.	1,500	78,305
		4,586,134
Commercial Services and Supplies — 0.3%
Clean Harbors, Inc.(2)	1,032	149,805
Driven Brands Holdings, Inc.(2)	4,865	149,356
Elis SA	6,760	134,279
GFL Environmental, Inc.	10,892	395,380
Healthcare Services Group, Inc.	6,419	100,201
Rentokil Initial PLC	39,171	311,850
Republic Services, Inc.	6,605	955,215
SPIE SA	3,926	122,542
		2,318,628
Communications Equipment — 0.3%
Arista Networks, Inc.(2)	5,641	903,463
Ciena Corp.(2)	928	42,725
Cisco Systems, Inc.	16,575	783,169
F5, Inc.(2)	3,029	406,976
Juniper Networks, Inc.	8,989	271,018
		2,407,351
Construction and Engineering — 0.2%
Balfour Beatty PLC	21,402	103,139
Construction Partners, Inc., Class A(2)	2,725	70,687
Eiffage SA	4,449	529,537
Vinci SA(3)	3,156	390,369
		1,093,732
Construction Materials†
Eagle Materials, Inc.	352	52,170
Summit Materials, Inc., Class A(2)	2,400	65,784
		117,954
Consumer Finance†
American Express Co.	1,410	227,489
LendingTree, Inc.(2)	1,224	29,168
		256,657
Consumer Staples Distribution & Retail — 0.5%
BJ's Wholesale Club Holdings, Inc.(2)	767	58,576
Costco Wholesale Corp.	543	273,248
CP ALL PCL	207,400	392,333
Dollar Tree, Inc.(2)	4,680	719,363
Grocery Outlet Holding Corp.(2)	2,424	72,187
Koninklijke Ahold Delhaize NV	22,501	773,689
Kroger Co.	6,208	301,895
MatsukiyoCocokara & Co.	1,500	80,325
Sysco Corp.	6,191	475,097
Target Corp.	2,070	326,542
		3,473,255
Containers and Packaging — 0.4%
Amcor PLC	46,086	505,564
AptarGroup, Inc.	426	50,485

Avery Dennison Corp.	3,406	594,279
Ball Corp.	4,059	215,858
Graphic Packaging Holding Co.	4,144	102,191
Huhtamaki Oyj(3)	1,494	53,853
O-I Glass, Inc.(2)	2,817	63,298
Packaging Corp. of America	5,063	684,821
Smurfit Kappa Group PLC	19,847	735,314
Sonoco Products Co.	3,223	195,378
Verallia SA	1,330	53,985
		3,255,026
Distributors†
D'ieteren Group	618	116,363
LKQ Corp.	3,865	223,126
		339,489
Diversified Consumer Services†
European Wax Center, Inc., Class A(2)	4,061	76,509
IDP Education Ltd.	4,287	80,539
		157,048
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc.	5,709	141,298
Land Securities Group PLC	17,428	147,891
Stockland	9,118	27,029
WP Carey, Inc.	2,926	217,109
		533,327
Diversified Telecommunication Services — 0.2%
Cellnex Telecom SA	12,164	512,153
IHS Holding Ltd.(2)	5,611	54,146
Internet Initiative Japan, Inc.	5,400	111,749
Verizon Communications, Inc.	14,870	577,402
		1,255,450
Electric Utilities — 0.5%
Duke Energy Corp.	4,916	486,094
Edison International	12,609	928,022
Evergy, Inc.	4,776	296,637
Eversource Energy	2,296	178,193
Iberdrola SA	47,124	610,638
IDACORP, Inc.	719	79,895
NextEra Energy, Inc.	11,289	865,076
Pinnacle West Capital Corp.	3,972	311,643
		3,756,198
Electrical Equipment — 0.6%
AMETEK, Inc.	5,047	696,133
Eaton Corp. PLC	3,776	631,045
Emerson Electric Co.	7,980	664,415
Generac Holdings, Inc.(2)	576	58,879
Hexatronic Group AB(3)	38	321
Legrand SA	1,719	162,710
Nexans SA	323	27,792
nVent Electric PLC	7,223	302,860
Plug Power, Inc.(2)	5,886	53,151
Regal Rexnord Corp.	4,388	571,142
Schneider Electric SE	5,278	920,440
Sensata Technologies Holding PLC	2,021	87,812
Signify NV	15,159	506,257
		4,682,957

Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	2,227	377,677
Cognex Corp.	10,375	494,784
Corning, Inc.	5,750	191,015
Hexagon AB, B Shares	33,576	384,435
Jabil, Inc.	739	57,753
Jenoptik AG	1,508	48,136
Keyence Corp.	1,600	721,530
Keysight Technologies, Inc.(2)	7,110	1,028,390
Littelfuse, Inc.	143	34,640
National Instruments Corp.	1,823	106,153
Sesa SpA	155	18,997
Spectris PLC	1,461	69,189
Taiyo Yuden Co. Ltd.	2,100	64,299
TE Connectivity Ltd.	3,404	416,548
		4,013,546
Energy Equipment and Services — 0.2%
Aker Solutions ASA	17,294	61,727
Baker Hughes Co.	16,008	468,074
Expro Group Holdings NV(2)	4,329	86,104
Schlumberger NV	18,443	910,162
TGS ASA	2,135	33,482
Transocean Ltd.(2)	8,497	50,132
Weatherford International PLC(2)	2,056	132,879
		1,742,560
Entertainment — 0.2%
Electronic Arts, Inc.	3,077	391,641
Liberty Media Corp.-Liberty Formula One, Class C(2)	1,156	83,452
Spotify Technology SA(2)	4,067	543,351
Take-Two Interactive Software, Inc.(2)	1,738	216,016
Universal Music Group NV	10,878	237,656
Walt Disney Co.(2)	3,143	322,157
		1,794,273
Financial Services — 0.3%
Adyen NV(2)	313	502,945
Mastercard, Inc., Class A	1,480	562,444
Shift4 Payments, Inc., Class A(2)	1,045	70,820
Visa, Inc., Class A	3,606	839,224
		1,975,433
Food Products — 0.6%
a2 Milk Co. Ltd.(2)	5,156	18,611
Conagra Brands, Inc.	21,642	821,530
Freshpet, Inc.(2)	1,134	78,212
Hershey Co.	5,496	1,500,738
J.M. Smucker Co.	2,136	329,820
Kerry Group PLC, A Shares	4,260	448,683
Kotobuki Spirits Co. Ltd.	1,000	73,845
Mondelez International, Inc., Class A	5,541	425,105
Nomad Foods Ltd.(2)	4,145	77,926
Sovos Brands, Inc.(2)	2,761	47,351
SunOpta, Inc.(2)	13,774	117,079
Tate & Lyle PLC	7,405	75,930
Toyo Suisan Kaisha Ltd.	1,800	80,364
Vital Farms, Inc.(2)	2,184	28,130
		4,123,324

Gas Utilities — 0.2%
Atmos Energy Corp.	1,842	210,246
Brookfield Infrastructure Corp., Class A	2,126	90,567
Nippon Gas Co. Ltd.(3)	4,000	56,250
Spire, Inc.	11,175	756,883
		1,113,946
Ground Transportation — 0.3%
Canadian Pacific Kansas City Ltd.	10,855	855,677
Heartland Express, Inc.	17,252	249,809
Norfolk Southern Corp.	3,591	729,081
Saia, Inc.(2)	244	72,656
Uber Technologies, Inc.(2)	3,091	95,975
Union Pacific Corp.	660	129,162
XPO, Inc.(2)	893	39,453
		2,171,813
Health Care Equipment and Supplies — 0.7%
Baxter International, Inc.	1,625	77,480
Becton Dickinson & Co.	680	179,731
ConvaTec Group PLC	26,541	73,375
DENTSPLY SIRONA, Inc.	7,242	303,657
DexCom, Inc.(2)	8,519	1,033,695
Embecta Corp.	9,333	258,991
Envista Holdings Corp.(2)	7,437	286,250
EssilorLuxottica SA	3,125	618,688
Establishment Labs Holdings, Inc.(2)	1,036	72,199
Hologic, Inc.(2)	1,297	111,555
Inari Medical, Inc.(2)	1,420	94,316
Inmode Ltd.(2)	1,894	70,570
Inspire Medical Systems, Inc.(2)	365	97,685
Lantheus Holdings, Inc.(2)	1,584	135,353
Menicon Co. Ltd.	1,600	33,983
PROCEPT BioRobotics Corp.(2)	2,090	63,515
ResMed, Inc.	389	93,733
SI-BONE, Inc.(2)	3,192	70,543
Silk Road Medical, Inc.(2)	1,908	83,990
Terumo Corp.	14,800	443,198
Zimmer Biomet Holdings, Inc.	8,091	1,120,118
		5,322,625
Health Care Providers and Services — 0.9%
Acadia Healthcare Co., Inc.(2)	1,219	88,122
AmerisourceBergen Corp.	2,893	482,697
Amvis Holdings, Inc.	4,300	93,642
Cardinal Health, Inc.	4,033	331,109
Centene Corp.(2)	3,599	248,079
Cigna Group	2,259	572,182
CVS Health Corp.	4,868	356,873
Ensign Group, Inc.	967	93,886
HealthEquity, Inc.(2)	1,678	89,689
Henry Schein, Inc.(2)	8,540	690,118
Humana, Inc.	448	237,660
Laboratory Corp. of America Holdings	2,162	490,147
Option Care Health, Inc.(2)	2,229	71,662
Quest Diagnostics, Inc.	4,001	555,379
R1 RCM, Inc.(2)	39,204	611,190
Surgery Partners, Inc.(2)	1,666	66,074

UnitedHealth Group, Inc.	1,852	911,351
Universal Health Services, Inc., Class B	3,821	574,487
		6,564,347
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	22,534	495,072
Ventas, Inc.	2,892	138,960
Welltower, Inc.	2,958	234,333
		868,365
Health Care Technology†
Evolent Health, Inc., Class A(2)	2,883	104,970
Schrodinger, Inc.(2)	1,964	57,977
		162,947
Hotel & Resort REITs — 0.1%
CapitaLand Ascott Trust	1,613	1,310
Invincible Investment Corp.	400	172,703
Japan Hotel REIT Investment Corp.	237	133,903
Ryman Hospitality Properties, Inc.	765	68,590
		376,506
Hotels, Restaurants and Leisure — 0.8%
Airbnb, Inc., Class A(2)	8,531	1,020,905
Basic-Fit NV(2)(3)	2,105	89,266
Booking Holdings, Inc.(2)	93	249,827
Chipotle Mexican Grill, Inc.(2)	540	1,116,515
Churchill Downs, Inc.	462	135,149
Compass Group PLC	17,012	448,793
Food & Life Cos. Ltd.	2,100	50,581
Greggs PLC	2,441	86,694
H World Group Ltd., ADR(2)	11,017	516,697
Hilton Worldwide Holdings, Inc.	9,932	1,430,407
Hyatt Hotels Corp., Class A(2)	723	82,639
Planet Fitness, Inc., Class A(2)	1,886	156,802
Sands China Ltd.(2)	20,400	73,061
Sodexo SA	2,260	242,200
Trainline PLC(2)	6,185	19,349
Wingstop, Inc.	648	129,671
		5,848,556
Household Durables — 0.2%
Barratt Developments PLC	95,431	600,396
Bellway PLC	1,754	53,181
Man Wah Holdings Ltd.	51,600	43,408
SEB SA	520	59,624
Taylor Wimpey PLC	377,783	609,691
TopBuild Corp.(2)	386	87,035
		1,453,335
Household Products — 0.2%
Colgate-Palmolive Co.	2,417	192,877
Henkel AG & Co. KGaA, Preference Shares	5,358	433,186
Kimberly-Clark Corp.	3,817	553,045
Procter & Gamble Co.	2,937	459,288
		1,638,396
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,942	388,089
Industrial REITs — 0.5%
GLP J-Reit	82	93,691
Goodman Group	18,907	243,742

Mapletree Logistics Trust	60,100	78,651
Prologis, Inc.	14,386	1,801,847
Rexford Industrial Realty, Inc.	9,159	510,797
Segro PLC	51,288	539,956
Terreno Realty Corp.	2,110	129,955
Tritax Big Box REIT PLC	51,337	100,300
		3,498,939
Insurance — 0.7%
Aflac, Inc.	5,704	398,424
AIA Group Ltd.	61,200	666,289
Allstate Corp.	7,859	909,758
ASR Nederland NV	1,317	57,925
Chubb Ltd.	99	19,955
Hanover Insurance Group, Inc.	2,544	304,161
Kinsale Capital Group, Inc.	511	166,949
Marsh & McLennan Cos., Inc.	2,067	372,453
Prudential Financial, Inc.	3,053	265,611
Reinsurance Group of America, Inc.	3,499	497,978
RLI Corp.	927	128,899
Skyward Specialty Insurance Group, Inc.(2)	2,026	43,316
Steadfast Group Ltd.	17,013	67,072
Storebrand ASA(3)	5,194	40,074
Travelers Cos., Inc.	2,179	394,704
Willis Towers Watson PLC	2,419	560,240
		4,893,808
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A(2)	16,968	1,821,345
Autohome, Inc., ADR	11,022	326,802
Baidu, Inc., Class A(2)	26,600	400,380
carsales.com Ltd.	4,828	76,564
Eventbrite, Inc., Class A(2)	8,406	61,112
Match Group, Inc.(2)	8,508	313,945
Meta Platforms, Inc., Class A(2)	2,753	661,601
QuinStreet, Inc.(2)	3,708	41,196
Tencent Holdings Ltd.	29,400	1,305,834
		5,008,779
IT Services — 0.3%
Accenture PLC, Class A	1,644	460,797
Alten SA	648	110,165
Amdocs Ltd.	4,793	437,361
Cloudflare, Inc., Class A(2)	9,066	426,555
EPAM Systems, Inc.(2)	1,862	525,903
Keywords Studios PLC	1,102	37,489
NEXTDC Ltd.(2)	21,475	164,790
Perficient, Inc.(2)	578	37,524
		2,200,584
Leisure Products†
Brunswick Corp.	1,044	88,521
Games Workshop Group PLC	381	47,555
Sankyo Co. Ltd.	1,400	61,763
Topgolf Callaway Brands Corp.(2)	3,422	75,866
		273,705
Life Sciences Tools and Services — 0.9%
Agilent Technologies, Inc.	9,349	1,266,135
Avantor, Inc.(2)	22,662	441,456

Bio-Techne Corp.	7,597	606,848
Danaher Corp.	1,612	381,899
Gerresheimer AG	733	79,873
ICON PLC(2)	2,781	535,871
IQVIA Holdings, Inc.(2)	5,596	1,053,335
Lonza Group AG	1,273	793,894
MaxCyte, Inc.(2)	7,561	37,805
Mettler-Toledo International, Inc.(2)	556	829,274
Tecan Group AG	123	53,600
Thermo Fisher Scientific, Inc.	811	450,024
		6,530,014
Machinery — 0.6%
Astec Industries, Inc.	1,699	70,135
ATS Corp.(2)	2,232	95,682
Cummins, Inc.	2,530	594,651
Deere & Co.	549	207,533
Georg Fischer AG	814	59,357
Graco, Inc.	5,732	454,490
IHI Corp.	1,500	37,797
IMI PLC	27,170	545,135
Interpump Group SpA	1,243	69,371
Interroll Holding AG	20	72,998
KION Group AG	1,345	55,781
Metso Outotec Oyj(3)	5,235	57,798
Oshkosh Corp.	8,724	667,560
Parker-Hannifin Corp.	1,825	592,906
Stabilus SE	651	42,545
Trelleborg AB, B Shares(3)	3,287	82,596
Valmet Oyj(3)	2,824	95,541
Weir Group PLC	3,148	72,855
Xylem, Inc.	1,964	203,942
		4,078,673
Media — 0.3%
Fox Corp., Class B	15,503	473,462
Future PLC	1,068	15,155
Interpublic Group of Cos., Inc.	8,725	311,744
Omnicom Group, Inc.	2,175	196,990
Trade Desk, Inc., Class A(2)	10,671	686,572
WPP PLC	53,463	623,080
		2,307,003
Metals and Mining — 0.1%
Alamos Gold, Inc., Class A	6,867	88,749
Allkem Ltd.(2)	4,171	34,254
AMG Advanced Metallurgical Group NV(3)	2,433	90,835
APERAM SA	1,012	37,522
Capstone Copper Corp.(2)	30,299	142,455
ERO Copper Corp.(2)	26,057	513,120
MMC Norilsk Nickel PJSC(4)	2,658	—
		906,935
Multi-Utilities — 0.1%
NorthWestern Corp.	10,907	639,368
Office REITs†
Boston Properties, Inc.	755	40,287
Cousins Properties, Inc.	1,836	40,043

Kilroy Realty Corp.	558	16,316
		96,646
Oil, Gas and Consumable Fuels — 0.6%
Antero Resources Corp.(2)	3,423	78,695
BP PLC	57,029	382,607
ConocoPhillips	8,916	917,367
Devon Energy Corp.	6,009	321,061
Diamondback Energy, Inc.	2,378	338,152
Enterprise Products Partners LP	23,342	614,128
EQT Corp.	9,404	327,635
Euronav NV	2,337	40,035
Excelerate Energy, Inc., Class A	7,053	151,640
Golar LNG Ltd.(2)	1,630	37,001
Hess Corp.	8,904	1,291,614
Kosmos Energy Ltd.(2)	14,460	92,544
Phillips 66	347	34,353
TORM PLC, Class A	815	25,509
		4,652,341
Paper and Forest Products†
Mondi PLC	8,806	139,997
Passenger Airlines — 0.1%
Southwest Airlines Co.	19,578	593,018
Personal Care Products†
Beauty Health Co.(2)(3)	7,323	83,922
Rohto Pharmaceutical Co. Ltd.	5,400	112,034
		195,956
Pharmaceuticals — 1.3%
Arvinas, Inc.(2)	755	19,789
AstraZeneca PLC	6,494	955,676
AstraZeneca PLC, ADR	12,325	902,436
Bristol-Myers Squibb Co.	7,978	532,691
Catalent, Inc.(2)	9,603	481,302
Edgewise Therapeutics, Inc.(2)(3)	2,350	20,609
Eli Lilly & Co.	474	187,638
GSK PLC	54,246	978,227
Harmony Biosciences Holdings, Inc.(2)	571	18,409
Hikma Pharmaceuticals PLC	21,828	505,553
Intra-Cellular Therapies, Inc.(2)	1,485	92,293
Merck & Co., Inc.	3,999	461,765
Novo Nordisk A/S, B Shares	9,109	1,515,322
Roche Holding AG	1,593	498,832
Sanofi	3,389	365,227
Sanofi, ADR	14,772	792,518
Takeda Pharmaceutical Co. Ltd.	7,600	252,009
UCB SA	4,917	457,073
Ventyx Biosciences, Inc.(2)	1,022	38,427
Zoetis, Inc.	2,097	368,611
		9,444,407
Professional Services — 0.5%
Adecco Group AG	21,540	740,902
ALS Ltd.	12,538	109,428
BayCurrent Consulting, Inc.	13,400	465,784
Bureau Veritas SA	19,744	569,320
CACI International, Inc., Class A(2)	99	31,019
DKSH Holding AG	702	55,915

Jacobs Solutions, Inc.	5,841	674,402
Korn Ferry	1,162	55,799
Paycor HCM, Inc.(2)	2,421	56,893
Paylocity Holding Corp.(2)	421	81,375
TechnoPro Holdings, Inc.(3)	1,300	35,469
Verisk Analytics, Inc.	2,246	435,971
Visional, Inc.(2)(3)	500	26,222
		3,338,499
Real Estate Management and Development — 0.1%
Capitaland Investment Ltd.	28,300	79,218
DigitalBridge Group, Inc.	3,405	42,324
FirstService Corp.	383	57,733
FirstService Corp. (Toronto)(3)	636	95,669
Hang Lung Properties Ltd.	19,000	34,731
PSP Swiss Property AG	826	97,271
Tokyu Fudosan Holdings Corp.	9,900	50,240
		457,186
Residential REITs — 0.2%
American Homes 4 Rent, Class A	5,308	176,544
AvalonBay Communities, Inc.	1,950	351,721
Canadian Apartment Properties REIT	3,995	146,342
Comforia Residential REIT, Inc.	30	75,055
Essex Property Trust, Inc.	1,973	433,527
Sun Communities, Inc.	1,013	140,736
UDR, Inc.	6,544	270,464
		1,594,389
Retail REITs — 0.3%
Agree Realty Corp.	1,016	69,078
Brixmor Property Group, Inc.	7,865	167,760
Kite Realty Group Trust	8,372	173,468
Link REIT	19,120	125,062
NETSTREIT Corp.	2,354	42,890
Realty Income Corp.	12,757	801,650
Regency Centers Corp.	8,052	494,634
Region RE Ltd.	20,164	32,997
Simon Property Group, Inc.	1,350	152,982
Vicinity Ltd.	45,277	63,296
		2,123,817
Semiconductors and Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.(2)	3,663	327,362
AIXTRON SE	1,453	41,137
Analog Devices, Inc.	2,639	474,703
Applied Materials, Inc.	4,018	454,155
ASML Holding NV	441	279,864
Credo Technology Group Holding Ltd.(2)	2,260	18,329
Enphase Energy, Inc.(2)	2,153	353,523
GLOBALFOUNDRIES, Inc.(2)	1,708	100,430
Infineon Technologies AG	16,298	593,521
Lattice Semiconductor Corp.(2)	1,331	106,081
MACOM Technology Solutions Holdings, Inc.(2)	658	38,388
Marvell Technology, Inc.	10,556	416,751
Monolithic Power Systems, Inc.	1,282	592,246
Nova Ltd.(2)	656	59,991
NVIDIA Corp.	3,584	994,524
Onto Innovation, Inc.(2)	883	71,505

Power Integrations, Inc.	1,271	92,503
Silicon Laboratories, Inc.(2)	485	67,560
SOITEC(2)	320	47,265
SUMCO Corp.	53,600	738,161
Taiwan Semiconductor Manufacturing Co. Ltd.	42,000	687,775
Teradyne, Inc.	9,139	835,122
		7,390,896
Software — 1.5%
Adobe, Inc.(2)	329	124,217
Box, Inc., Class A(2)	2,753	72,844
Cadence Design Systems, Inc.(2)	10,441	2,186,867
CyberArk Software Ltd.(2)	193	24,048
Datadog, Inc., Class A(2)	4,915	331,173
Descartes Systems Group, Inc.(2)	909	72,030
DocuSign, Inc.(2)	2,542	125,676
Five9, Inc.(2)	1,148	74,436
Guidewire Software, Inc.(2)	677	51,581
HubSpot, Inc.(2)	1,868	786,335
JFrog Ltd.(2)	1,516	28,152
Kinaxis, Inc.(2)	678	93,109
Manhattan Associates, Inc.(2)	7,343	1,216,588
Microsoft Corp.	11,977	3,680,053
m-up Holdings, Inc.(3)	3,900	35,495
nCino, Inc.(2)	1,959	48,446
Palo Alto Networks, Inc.(2)	5,919	1,079,981
QT Group Oyj(2)(3)	694	59,847
Salesforce, Inc.(2)	1,818	360,637
ServiceNow, Inc.(2)	258	118,530
SPS Commerce, Inc.(2)	700	103,110
TeamViewer SE(2)	5,335	98,462
Tenable Holdings, Inc.(2)	3,282	121,401
Workday, Inc., Class A(2)	836	155,613
		11,048,631
Specialized REITs — 0.4%
American Tower Corp.	175	35,768
Big Yellow Group PLC	6,672	102,702
Digital Realty Trust, Inc.	1,895	187,889
Equinix, Inc.	934	676,291
Extra Space Storage, Inc.	1,436	218,329
Gaming & Leisure Properties, Inc.	926	48,152
Iron Mountain, Inc.	3,548	195,992
Keppel DC REIT	60,500	97,820
Public Storage	2,269	668,969
SBA Communications Corp.	802	209,234
VICI Properties, Inc.	7,200	244,368
Weyerhaeuser Co.	3,421	102,322
		2,787,836
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	3,132	393,160
Aritzia, Inc.(2)	1,219	38,742
ASOS PLC(2)	28,371	264,042
Burlington Stores, Inc.(2)	1,421	273,983
Chewy, Inc., Class A(2)(3)	6,467	200,542
Fast Retailing Co. Ltd.	2,400	568,324
Five Below, Inc.(2)	1,352	266,831

Home Depot, Inc.	2,346	705,067
Kingfisher PLC	51,573	167,153
Murphy USA, Inc.	387	106,514
Nextage Co. Ltd.(3)	1,900	34,467
Pets at Home Group PLC	8,830	42,837
TJX Cos., Inc.	5,539	436,584
Tractor Supply Co.	681	162,350
WH Smith PLC	3,526	69,942
		3,730,538
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	12,636	2,144,077
HP, Inc.	11,924	354,262
Pure Storage, Inc., Class A(2)	1,537	35,090
Samsung Electronics Co. Ltd.	10,453	514,330
		3,047,759
Textiles, Apparel and Luxury Goods — 0.5%
Asics Corp.	4,300	120,191
Crocs, Inc.(2)	980	121,197
Deckers Outdoor Corp.(2)	482	231,042
HUGO BOSS AG	1,103	83,157
Li Ning Co. Ltd.	78,000	557,826
lululemon athletica, Inc.(2)	1,964	746,182
LVMH Moet Hennessy Louis Vuitton SE	957	920,520
NIKE, Inc., Class B	1,133	143,574
On Holding AG, Class A(2)	6,668	216,376
Puma SE	7,020	411,358
Tod's SpA(2)	1,607	67,926
		3,619,349
Trading Companies and Distributors — 0.3%
AddTech AB, B Shares	3,265	65,438
Beacon Roofing Supply, Inc.(2)	5,016	301,863
Beijer Ref AB(3)	4,511	73,789
Diploma PLC	2,170	73,534
Finning International, Inc.	2,454	63,594
H&E Equipment Services, Inc.	2,085	76,103
MonotaRO Co. Ltd.	25,200	381,248
MRC Global, Inc.(2)	3,079	29,989
MSC Industrial Direct Co., Inc., Class A	7,046	639,284
NOW, Inc.(2)	6,063	64,692
Rexel SA	29,194	676,238
Yamazen Corp.	5,600	43,448
		2,489,220
Transportation Infrastructure†
Japan Airport Terminal Co. Ltd.	2,300	112,707
Water Utilities†
SJW Group	1,524	115,702
Wireless Telecommunication Services — 0.1%
TIM SA	245,300	686,061
TOTAL COMMON STOCKS (Cost $154,944,212)		193,070,827
U.S. TREASURY SECURITIES — 9.8%
U.S. Treasury Bonds, 2.00%, 11/15/41	3,500,000	2,653,574
U.S. Treasury Bonds, 2.375%, 2/15/42	11,500,000	9,285,352
U.S. Treasury Bonds, 3.125%, 8/15/44	200,000	179,379
U.S. Treasury Bonds, 2.50%, 2/15/45	1,060,000	850,277

U.S. Treasury Bonds, 3.00%, 5/15/45		560,000	489,891
U.S. Treasury Bonds, 3.00%, 11/15/45		100,000	87,406
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		1,197,000	1,204,323
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		372,945	385,578
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		1,590,373	1,695,087
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		169,487	199,463
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		835,128	917,722
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		1,126,483	1,238,410
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		1,269,255	1,065,044
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		3,420,700	3,297,140
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		5,825,628	4,930,485
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		685,449	589,252
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51		1,155,510	791,448
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27		4,757,458	4,523,355
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		2,256,316	2,174,796
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		2,263,717	2,215,957
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32		4,433,328	4,033,413
U.S. Treasury Notes, 0.25%, 5/31/25		9,900,000	9,162,334
U.S. Treasury Notes, 0.50%, 4/30/27		6,000,000	5,316,797
U.S. Treasury Notes, 2.75%, 7/31/27		3,505,000	3,391,635
U.S. Treasury Notes, 2.25%, 8/15/27		400,000	379,351
U.S. Treasury Notes, 2.625%, 7/31/29		3,000,000	2,851,582
U.S. Treasury Notes, 0.625%, 5/15/30		1,100,000	907,672
U.S. Treasury Notes, 1.875%, 2/15/32(5)		5,800,000	5,127,336
U.S. Treasury Notes, VRN, 5.16%, (3-month USBMMY plus 0.03%), 7/31/23		1,750,000	1,749,241
TOTAL U.S. TREASURY SECURITIES (Cost $78,553,956)			71,693,300
CORPORATE BONDS — 2.8%
Aerospace and Defense†
TransDigm, Inc., 6.375%, 6/15/26		50,000	50,002
Automobile Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		105,000	102,715
Automobiles — 0.1%
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	53,014
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		$670,000	553,139
			606,153
Banks — 0.9%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		255,000	249,520
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	214,619
Bank of America Corp., VRN, 2.88%, 10/22/30		$260,000	226,604
Barclays PLC, VRN, 1.375%, 1/24/26	EUR	100,000	104,621
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	200,000	218,859
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	400,000	409,781
Citigroup, Inc., VRN, 3.07%, 2/24/28		$51,000	47,708
Citigroup, Inc., VRN, 3.52%, 10/27/28		115,000	108,041
Commerzbank AG, 4.00%, 3/23/26	EUR	250,000	268,330
Credit Agricole SA, 7.375%, 12/18/23	GBP	100,000	126,611
European Financial Stability Facility, 2.125%, 2/19/24	EUR	399,000	435,667
European Financial Stability Facility, 0.40%, 5/31/26	EUR	400,000	408,224
European Financial Stability Facility, 2.35%, 7/29/44	EUR	60,000	57,474
European Union, 0.00%, 7/4/31(7)	EUR	1,650,000	1,434,031
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	50,000	61,313
ING Groep NV, 2.125%, 1/10/26	EUR	400,000	426,017
Intesa Sanpaolo SpA, 6.625%, 9/13/23	EUR	220,000	244,416
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27		$6,000	5,440

JPMorgan Chase & Co., VRN, 2.95%, 2/24/28		49,000	45,622
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	120,000	155,354
Toronto-Dominion Bank, VRN, 5.875%, 5/1/24(8)		$1,500,000	1,499,682
			6,747,934
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		370,000	367,076
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		605,000	551,516
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		330,000	329,220
Capital Markets†
Criteria Caixa SA, 1.50%, 5/10/23	EUR	100,000	110,151
Chemicals†
MEGlobal BV, 4.25%, 11/3/26(6)		$82,000	80,184
Olin Corp., 5.125%, 9/15/27		60,000	58,118
			138,302
Commercial Services and Supplies†
Waste Connections, Inc., 2.95%, 1/15/52		154,000	106,767
Waste Management, Inc., 2.50%, 11/15/50		220,000	144,012
			250,779
Containers and Packaging†
Sealed Air Corp., 5.125%, 12/1/24(6)		80,000	79,501
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		220,000	179,582
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	123,783
AT&T, Inc., 4.90%, 8/15/37		$116,000	112,529
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	150,000	185,639
Deutsche Telekom International Finance BV, 0.875%, 1/30/24	EUR	40,000	43,382
Sprint Capital Corp., 6.875%, 11/15/28		$280,000	302,115
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)		205,000	195,273
			962,721
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	201,401
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	111,055
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	51,449
Israel Electric Corp. Ltd., 6.875%, 6/21/23(6)		102,000	102,181
MidAmerican Energy Co., 4.40%, 10/15/44		80,000	74,398
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		71,000	70,350
Northern States Power Co., 3.20%, 4/1/52		160,000	119,518
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 3.00%, 6/30/30		500,000	433,791
			1,164,143
Financial Services — 0.4%
Fiore Capital LLC, VRDN, 5.00%, 5/5/23 (LOC: Wells Fargo Bank N.A.)		2,500,000	2,500,000
Ground Transportation†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	149,923
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	62,687
			212,610
Health Care Providers and Services — 0.2%
CVS Health Corp., 4.78%, 3/25/38		475,000	453,913
DaVita, Inc., 4.625%, 6/1/30(6)		510,000	444,704
Kaiser Foundation Hospitals, 3.00%, 6/1/51		180,000	128,285
			1,026,902
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)		200,000	175,639

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		150,000	144,436
			320,075
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	445,578
Meritage Homes Corp., 5.125%, 6/6/27		160,000	157,045
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)		238,000	197,650
			800,273
Insurance†
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	207,362
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)		$153,000	149,992
Media†
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		120,000	93,905
Paramount Global, 4.375%, 3/15/43		90,000	64,350
WPP Finance 2013, 3.00%, 11/20/23	EUR	100,000	109,806
			268,061
Metals and Mining†
Freeport-McMoRan, Inc., 5.40%, 11/14/34		$180,000	177,645
Mortgage Real Estate Investment Trusts (REITs)†
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(6)		108,000	92,224
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	64,464
Oil, Gas and Consumable Fuels — 0.2%
Antero Resources Corp., 7.625%, 2/1/29(6)		108,000	110,672
BP Capital Markets America, Inc., 3.06%, 6/17/41		180,000	140,564
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		70,000	69,055
Enterprise Products Operating LLC, 4.85%, 3/15/44		254,000	237,453
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(6)		474,925	390,588
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		125,000	133,079
MEG Energy Corp., 5.875%, 2/1/29(6)		220,000	211,459
Petroleos Mexicanos, 6.70%, 2/16/32		70,000	53,937
Southwestern Energy Co., 5.70%, 1/23/25		14,000	13,989
			1,360,796
Passenger Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		314,385	309,086
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50		246,000	159,781
Software†
Oracle Corp., 3.60%, 4/1/40		210,000	163,242
Transportation Infrastructure†
DP World Crescent Ltd., 4.85%, 9/26/28		250,000	250,656
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(6)		228,000	199,754
T-Mobile USA, Inc., 3.375%, 4/15/29		549,000	503,676
			703,430
TOTAL CORPORATE BONDS (Cost $22,404,725)			20,406,394
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.3%
Australia — 0.1%
Australia Government Bond, 3.00%, 3/21/47	AUD	270,000	154,936
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	256,643
			411,579
Austria — 0.1%
Republic of Austria Government Bond, 0.75%, 10/20/26(6)	EUR	185,000	191,055

Republic of Austria Government Bond, 4.15%, 3/15/37(6)	EUR	121,000	148,613
			339,668
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(6)	EUR	74,000	91,586
Canada — 0.3%
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,500,000	1,014,655
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	585,219
Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	341,530
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	393,598
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	25,049
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	74,976
			2,435,027
China — 0.5%
China Government Bond, 2.68%, 5/21/30	CNY	24,800,000	3,560,579
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	81,006
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	62,289
			143,295
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(6)	EUR	219,000	248,079
Finland Government Bond, 0.125%, 4/15/36(6)	EUR	2,250,000	1,702,281
			1,950,360
France — 0.2%
French Republic Government Bond OAT, 0.00%, 11/25/31(7)	EUR	1,400,000	1,222,697
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	400,000	223,803
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	313,104
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	191,143
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,423,979
			1,615,122
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	225,432
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	693,866
Netherlands — 0.1%
Netherlands Government Bond, 0.50%, 7/15/26(6)	EUR	506,000	522,077
Netherlands Government Bond, 2.75%, 1/15/47(6)	EUR	82,000	91,495
			613,572
Norway†
Norway Government Bond, 2.00%, 5/24/23(6)	NOK	405,000	37,972
Norway Government Bond, 1.75%, 2/17/27(6)	NOK	1,880,000	167,708
			205,680
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	166,059
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34		100,000	113,210
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	184,465
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(6)	EUR	100,000	110,869
Spain Government Bond, 1.60%, 4/30/25(6)	EUR	132,000	141,846
Spain Government Bond, 5.15%, 10/31/28(6)	EUR	47,000	57,261

Spain Government Bond, 5.15%, 10/31/44(6)	EUR	9,000	11,854
			321,830
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	462,975
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	92,870
			555,845
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	4,150,000	121,830
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	354,528
			476,358
United Kingdom — 0.1%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	800,000	913,466
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	75,220
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $19,147,350)			16,851,823
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.01%, (3-month LIBOR plus 1.75%), 4/15/30(6)		350,000	332,199
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 7.87%, (3-month LIBOR plus 2.60%), 4/22/32(6)		1,750,000	1,698,411
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.11%, (3-month LIBOR plus 1.85%), 10/15/31(6)		474,290	471,529
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.11%, (3-month LIBOR plus 1.85%), 11/16/30(6)		1,100,000	1,061,457
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.01%, (3-month LIBOR plus 1.75%), 4/17/30(6)		3,000,000	2,840,002
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.11%, (3-month LIBOR plus 1.85%), 10/15/30(6)		450,000	433,851
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 7.15%, (3-month LIBOR plus 1.90%), 1/20/30(6)		512,500	491,199
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.37%, (3-month LIBOR plus 1.12%), 7/20/31(6)		350,000	347,483
KKR CLO Ltd., Series 2018, Class CR, VRN, 7.36%, (3-month LIBOR plus 2.10%), 7/18/30(6)		325,000	312,492
KKR CLO Ltd., Series 2022A, Class B, VRN, 6.85%, (3-month LIBOR plus 1.60%), 7/20/31(6)		500,000	486,324
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 6.76%, (3-month LIBOR plus 1.50%), 4/15/31(6)		600,000	592,081
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.36%, (3-month LIBOR plus 2.10%), 1/25/32(6)		450,000	439,196
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 7.93%, (3-month LIBOR plus 2.68%), 1/20/35(6)		425,000	406,560
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.41%, (1-month LIBOR plus 1.45%), 10/16/36(6)		716,000	692,308
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 6.99%, (3-month SOFR plus 2.00%), 4/15/30(6)		350,000	340,911
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 6.62%, (1-month LIBOR plus 1.60%), 7/25/36(6)		1,500,000	1,428,992
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 7.60%, (3-month LIBOR plus 2.35%), 1/20/32(6)		325,000	313,555
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 7.75%, (3-month LIBOR plus 2.50%), 7/20/32(6)		1,450,000	1,374,840
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 6.96%, (3-month LIBOR plus 1.70%), 4/18/33(6)		1,000,000	973,902
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $15,617,934)			15,037,292
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		130,000	157,434
Harris County Industrial Development Corp. Rev., (Exxon Mobil Corp.) VRDN, 3.82%, 5/1/23		1,700,000	1,700,000
Metropolitan Water District of Southern California Rev., VRDN, 4.91%, 5/5/23 (SBBPA: Bank of America N.A.)		2,200,000	2,200,000
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		140,000	175,390
New York City GO, 6.27%, 12/1/37		40,000	45,815
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34		200,000	203,194
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60		175,000	128,627
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40		130,000	141,165
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36		170,000	190,755
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40		135,000	151,351
State of California GO, 4.60%, 4/1/38		100,000	99,563
State of California GO, 7.55%, 4/1/39		60,000	78,909
State of California GO, 7.30%, 10/1/39		90,000	113,022

Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	45,000	49,036
TOTAL MUNICIPAL SECURITIES (Cost $5,353,722)		5,434,261
ASSET-BACKED SECURITIES — 0.5%
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	347,967	305,829
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(6)	79,633	77,252
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	600,000	547,338
FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.79%, 8/17/37(6)	1,100,000	1,018,678
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	605,063	528,155
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	1,008,934	889,131
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	170,304	164,793
TOTAL ASSET-BACKED SECURITIES (Cost $3,944,545)		3,531,176
PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	500,000	461,594
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	400,000	435,810
Telefonica Europe BV, 5.875%	100,000	110,788
		546,598
Electric Utilities†
Electricite de France SA, 3.375%	200,000	164,493
Enel SpA, 2.25%	200,000	190,708
		355,201
Insurance — 0.1%
Allianz SE, 3.375%	100,000	107,367
Allianz SE, 4.75%	200,000	219,509
AXA SA, 6.69%	50,000	63,872
Credit Agricole Assurances SA, 4.25%	200,000	214,747
Intesa Sanpaolo Vita SpA, 4.75%	100,000	106,170
		711,665
Oil, Gas and Consumable Fuels†
Eni SpA, 3.375%	500,000	461,077
TOTAL PREFERRED STOCKS (Cost $3,242,013)		2,536,135
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 7.35%, (1-month LIBOR plus 2.40%), 9/15/36(6)	900,000	833,119
BXHPP Trust, Series 2021-FILM, Class D, VRN, 6.45%, (1-month LIBOR plus 1.50%), 8/15/36(6)	1,500,000	1,336,443
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,404,069)		2,169,562
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Private Sponsor Collateralized Mortgage Obligations — 0.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	6,270	5,758
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)	1,800,000	994,639
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 6.52%, (30-day average SOFR plus 1.70%), 12/27/33(6)	730,976	729,553
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	26,545	24,184
		1,754,134
U.S. Government Agency Collateralized Mortgage Obligations†
FNMA, Series 2014-C02, Class 2M2, VRN, 7.62%, (1-month LIBOR plus 2.60%), 5/25/24	188,807	190,283
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,750,294)		1,944,417
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	1,009	421,419
iShares Russell Mid-Cap Value ETF(3)	9,260	983,690
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,359,894)		1,405,109

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 3.91%, (12-month LIBOR plus 1.87%), 7/1/36	15,074	15,273
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	46,783	47,808
FHLMC, VRN, 4.26%, (1-year H15T1Y plus 2.26%), 4/1/37	49,759	50,859
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.89%), 7/1/41	18,818	18,645
FNMA, VRN, 5.21%, (6-month LIBOR plus 1.57%), 6/1/35	23,621	23,789
FNMA, VRN, 5.31%, (6-month LIBOR plus 1.57%), 6/1/35	20,903	21,013
FNMA, VRN, 5.86%, (6-month LIBOR plus 1.54%), 9/1/35	5,333	5,379
FNMA, VRN, 4.28%, (1-year H15T1Y plus 2.15%), 3/1/38	53,783	54,981
		237,747
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 6.00%, 2/1/38	19,581	20,458
GNMA, 9.00%, 4/20/25	114	115
GNMA, 7.50%, 10/15/25	701	701
GNMA, 6.00%, 4/15/26	240	245
GNMA, 7.50%, 6/15/26	672	672
GNMA, 7.00%, 12/15/27	5,407	5,449
GNMA, 7.50%, 12/15/27	649	649
GNMA, 6.00%, 5/15/28	3,493	3,566
GNMA, 6.50%, 5/15/28	3,115	3,197
GNMA, 7.00%, 5/15/31	7,617	8,001
GNMA, 5.50%, 11/15/32	19,718	20,326
GNMA, 6.50%, 10/15/38	378,928	403,701
GNMA, 4.50%, 6/15/41	134,488	136,336
		603,416
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $832,976)		841,163
SHORT-TERM INVESTMENTS — 8.7%
Certificates of Deposit — 1.3%
Bank of Montreal, VRN, 5.44%, (SOFR plus 0.63%), 9/12/23	4,000,000	4,004,620
Credit Agricole Corporate & Investment Bank SA, 5.18%, 8/22/23(6)	2,000,000	1,998,618
Nordea Bank Abp, VRN, 5.41%, (SOFR plus 0.60%), 10/11/23	1,800,000	1,802,341
Wells Fargo Bank N.A., VRN, 5.36%, (SOFR plus 0.55%), 1/5/24	1,500,000	1,500,984
		9,306,563
Commercial Paper(9) — 2.0%
Alinghi Funding Co. LLC, 5.43%, 7/13/23 (LOC: UBS AG)(6)	800,000	791,255
Chesham Finance Ltd. / Chesham Finance LLC, 4.96%, 5/1/23(6)	6,120,000	6,117,542
Svenska Handelsbanken AB, VRN, 5.33%, (SOFR plus 0.53%), 5/19/23(6)	825,000	825,208
Svenska Handelsbanken AB, VRN, 5.59%, (SOFR plus 0.79%), 11/1/23(6)	1,500,000	1,503,056
UBS AG, VRN, 5.47%, (SOFR plus 0.65%), 6/29/23(6)	800,000	800,000
UBS AG, VRN, 5.41%, (SOFR plus 0.58%), 9/22/23(6)	1,950,000	1,950,000
Versailles Commercial Paper LLC, 5.64%, 6/7/23 (LOC: Natixis)(6)	3,000,000	2,983,227
		14,970,288
Money Market Funds — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	19,225,430	19,225,430
State Street Navigator Securities Lending Government Money Market Portfolio(10)	1,080,924	1,080,924
		20,306,354
Treasury Bills(9) — 2.6%
U.S. Treasury Bills, 4.72%, 6/1/23	2,000,000	1,992,642
U.S. Treasury Bills, 4.86%, 6/13/23	2,500,000	2,485,443
U.S. Treasury Bills, 5.00%, 6/27/23	2,000,000	1,984,594
U.S. Treasury Bills, 4.78%, 6/29/23	1,000,000	991,955
U.S. Treasury Bills, 4.94%, 7/6/23	4,000,000	3,963,920
U.S. Treasury Bills, 5.20%, 7/20/23	5,100,000	5,044,523

U.S. Treasury Bills, 4.91%, 8/8/23	3,000,000	2,958,905
		19,421,982
TOTAL SHORT-TERM INVESTMENTS (Cost $64,000,210)		64,005,187
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $678,089,872)		740,879,934
OTHER ASSETS AND LIABILITIES — (0.8)%		(6,140,487)
TOTAL NET ASSETS — 100.0%		$734,739,447

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	31,978	USD	23,781	Bank of America N.A.	6/30/23	$(151)
CAD	11,943	USD	8,835	Goldman Sachs & Co.	6/30/23	(9)
CAD	11,311	USD	8,311	Goldman Sachs & Co.	6/30/23	48
USD	1,640,085	CAD	2,244,653	UBS AG	6/15/23	(18,118)
USD	8,485	CAD	11,394	Bank of America N.A.	6/30/23	66
USD	243,052	CAD	331,938	Goldman Sachs & Co.	6/30/23	(2,236)
USD	266,415	CAD	365,547	Goldman Sachs & Co.	6/30/23	(3,708)
USD	57,978	CAD	79,540	Goldman Sachs & Co.	6/30/23	(799)
USD	21,104	CAD	28,496	Goldman Sachs & Co.	6/30/23	47
USD	7,225	CAD	9,752	Goldman Sachs & Co.	6/30/23	18
USD	11,491	CAD	15,512	Goldman Sachs & Co.	6/30/23	29
USD	6,723	CAD	9,032	Goldman Sachs & Co.	6/30/23	49
USD	9,655	CAD	13,027	Goldman Sachs & Co.	6/30/23	29
USD	10,272	CAD	13,792	Goldman Sachs & Co.	6/30/23	81
USD	11,378	CAD	15,160	Goldman Sachs & Co.	6/30/23	175
USD	8,779	CAD	11,721	Goldman Sachs & Co.	6/30/23	118
USD	10,076	CAD	13,545	Goldman Sachs & Co.	6/30/23	67
USD	8,337	CAD	11,316	Goldman Sachs & Co.	6/30/23	(26)
USD	407,914	CHF	377,723	Morgan Stanley	6/15/23	(16,752)
USD	1,527,657	CNY	10,482,019	Morgan Stanley	6/15/23	8,663
EUR	6,972	USD	7,566	JPMorgan Chase Bank N.A.	6/30/23	142
EUR	6,560	USD	7,201	JPMorgan Chase Bank N.A.	6/30/23	51
EUR	8,959	USD	9,860	JPMorgan Chase Bank N.A.	6/30/23	44
EUR	5,773	USD	6,353	JPMorgan Chase Bank N.A.	6/30/23	29
EUR	111,916	USD	121,442	JPMorgan Chase Bank N.A.	6/30/23	2,286
EUR	62,420	USD	69,187	JPMorgan Chase Bank N.A.	6/30/23	(179)
USD	8,292,650	EUR	7,778,929	Goldman Sachs & Co.	6/15/23	(300,037)
USD	249,976	EUR	231,395	JPMorgan Chase Bank N.A.	6/30/23	(5,841)
USD	10,228	EUR	9,371	JPMorgan Chase Bank N.A.	6/30/23	(132)
USD	2,876,917	EUR	2,663,072	JPMorgan Chase Bank N.A.	6/30/23	(67,221)
USD	92,079	EUR	84,180	JPMorgan Chase Bank N.A.	6/30/23	(985)
GBP	50,000	USD	61,167	Bank of America N.A.	6/15/23	1,728
GBP	9,366	USD	11,689	Bank of America N.A.	6/30/23	96
GBP	5,190	USD	6,436	Bank of America N.A.	6/30/23	94
USD	478,879	GBP	398,876	Bank of America N.A.	6/15/23	(22,867)
USD	232,968	GBP	189,607	Bank of America N.A.	6/30/23	(5,607)
USD	6,579	GBP	5,316	Bank of America N.A.	6/30/23	(110)
USD	6,831	GBP	5,443	Bank of America N.A.	6/30/23	(18)
USD	5,645	GBP	4,557	Bank of America N.A.	6/30/23	(88)
USD	7,432	GBP	5,949	Bank of America N.A.	6/30/23	(53)
JPY	460,405,431	USD	3,414,204	Bank of America N.A.	6/15/23	(12,438)
USD	424,655	THB	14,610,246	Bank of America N.A.	6/15/23	(5,006)
						$(448,521)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	15	June 2023	$1,949,868	$48,900
Euro-Bund 10-Year Bonds	18	June 2023	2,688,725	81,296
Korean Treasury 10-Year Bonds	10	June 2023	849,746	3,646
U.K. Gilt 10-Year Bonds	26	June 2023	3,315,257	29,893
U.S. Treasury 2-Year Notes	48	June 2023	9,895,875	116,652
U.S. Treasury 5-Year Notes	165	June 2023	18,107,461	424,913
U.S. Treasury 10-Year Notes	147	June 2023	16,934,860	(3,801)
U.S. Treasury 10-Year Ultra Notes	65	June 2023	7,894,453	284,757
			$61,636,245	$986,256
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$10,648,680	$(366,246)	$(99,990)	$(466,236)
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$1,170,120	(28,122)	(15,812)	(43,934)
					$(394,368)	$(115,802)	$(510,170)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
JPY	–	Japanese Yen
LIBOR	–	London Interbank Offered Rate
LOC	–	Letter of Credit
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PLN	–	Polish Zloty
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,892,415. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,994,356.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $46,213,586, which represented 6.3% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,994,887, which includes securities collateral of $913,963.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$341,953,288	—	—
Common Stocks	136,853,049	$56,217,778	—
U.S. Treasury Securities	—	71,693,300	—
Corporate Bonds	—	20,406,394	—
Sovereign Governments and Agencies	—	16,851,823	—
Collateralized Loan Obligations	—	15,037,292	—
Municipal Securities	—	5,434,261	—
Asset-Backed Securities	—	3,531,176	—
Preferred Stocks	—	2,536,135	—
Commercial Mortgage-Backed Securities	—	2,169,562	—
Collateralized Mortgage Obligations	—	1,944,417	—
Exchange-Traded Funds	1,405,109	—	—
U.S. Government Agency Mortgage-Backed Securities	—	841,163	—
Short-Term Investments	20,306,354	43,698,833	—
	$500,517,800	$240,362,134	—
Other Financial Instruments
Futures Contracts	$826,322	$163,735	—
Forward Foreign Currency Exchange Contracts	—	13,860	—
	$826,322	$177,595	—
Liabilities
Other Financial Instruments
Futures Contracts	$3,801	—	—
Swap Agreements	—	$510,170	—
Forward Foreign Currency Exchange Contracts	—	462,381	—
	$3,801	$972,551	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$25,713	—	—	$(559)	$25,154	541	—	$675
American Century Emerging Markets Bond ETF	9,032	—	—	(224)	8,808	232	—	374
American Century Focused Dynamic Growth ETF(3)	21,217	$332	$2,442	72	19,179	331	$(752)	—
American Century Focused Large Cap Value ETF	28,424	1,059	3,707	(420)	25,356	424	984	1,117
American Century Multisector Income ETF	37,377	—	—	(875)	36,502	833	—	1,251
American Century Quality Diversified International ETF	28,719	945	1,023	2,668	31,309	703	(167)	420
American Century Short Duration Strategic Income ETF	—	4,534	—	74	4,608	90	—	89
American Century STOXX U.S. Quality Growth ETF	31,760	493	2,993	(555)	28,705	449	1,210	113
American Century STOXX U.S. Quality Value ETF	41,568	809	525	(558)	41,294	862	(32)	822
Avantis Emerging Markets Equity ETF	31,903	5,514	8,246	1,938	31,109	589	(1,487)	490
Avantis International Equity ETF(4)	29,929	287	2,253	3,077	31,040	531	(367)	283
Avantis International Small Cap Value ETF	8,199	84	883	442	7,842	131	59	99
Avantis U.S. Equity ETF	49,301	720	5,640	(1,853)	42,528	597	2,061	542
Avantis U.S. Small Cap Value ETF	17,912	208	6,293	(3,308)	8,519	117	3,058	154
	$361,054	$14,985	$34,005	$(81)	$341,953	6,430	$4,567	$6,429
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.